Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and principal activities

Zai Lab Limited (the “Company”) was incorporated on March 28, 2013 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company and its subsidiaries (collectively referred to as the “Group”) are principally engaged in discovering or licensing, developing and commercializing proprietary therapeutics that address areas of large unmet medical needs in the China market, including in the fields of oncology, autoimmune and infectious disease therapies.

As of December 31, 2018, the Group's significant operating subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities
Zai Lab (Hong Kong) Limited	Hong Kong	April 29, 2013	100%	Operating company for business development and R&D activities
Zai Lab (Shanghai) Co., Ltd.	The People's Republic of China ("PRC" or "China")	January 6, 2014	100%	Development and commercialisation of innovative medicines
Zai Lab (AUST) Pty., Ltd.	Australia	December 10, 2014	100%	Clinical trial activities
Zai Lab (Suzhou) Co., Ltd.	PRC	November 30, 2015	100%	Development and commercialisation of innovative medicines
Zai Biopharmaceutical (Suzhou) Co., Ltd.	PRC	June 15, 2017	100%	Development and commercialisation of innovative medicines
Zai Lab (US) LLC	U.S.	April 21, 2017	100%	Operating company for business development and R&D activities